CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (CAD) In Millions	Total		Share capital	Additional paid-in capital	Accumulated other comprehensive loss	Retained Earnings
Beginning Balance at Dec. 31, 2010	4,824		1,813	24	(2,086)	5,073
Net income	570					570
Other comprehensive income (loss) (Note 9)	(650)				(650)
Dividends declared	(198)					(198)
Effect of stock-based compensation expense	16			16
Change to stock compensation awards (Note 26)	57			57
Shares issued under stock option plans (Note 24)	30		41	(11)
Ending Balance at Dec. 31, 2011	4,649		1,854	86	(2,736)	5,445
Net income	484					484
Other comprehensive income (loss) (Note 9)	(32)	[1]			(32)
Dividends declared	(232)					(232)
Effect of stock-based compensation expense	25			25
Shares issued under stock option plans (Note 24)	203		273	(70)
Ending Balance at Dec. 31, 2012	5,097		2,127	41	(2,768)	5,697
Net income	875					875
Other comprehensive income (loss) (Note 9)	1,265	[1]			1,265
Dividends declared	(246)					(246)
Effect of stock-based compensation expense	17			17
Shares issued under stock option plans (Note 24)	89		113	(24)
Ending Balance at Dec. 31, 2013	7,097		2,240	34	(1,503)	6,326

[1]	Amounts are presented net of tax.